Long-Term Debt (Narrative) (Details)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended		36 Months Ended	48 Months Ended
	Jan. 31, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) item $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) item $ / shares	Apr. 13, 2020 USD ($)	Sep. 10, 2018 USD ($) $ / shares
Debt Instrument [Line Items]
Proceeds from debt					$ 4,000,000
Fair value of note payable				$ 2,200,000			$ 2,200,000
Exercise price per warrant | $ / shares				$ 0.44			$ 0.44
Other liabilities				$ 400,000			$ 400,000
Accounts payable				2,328,000	$ 655,000	$ 655,000	2,328,000
Brickell [Member]
Debt Instrument [Line Items]
Shares converted, warrant | shares					5,000,000	5,000,000
Fair value of warrants					$ 0	$ 0
Exercise price per warrant | $ / shares					$ 0.16	$ 0.16
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Accounts payable				1,600,000			1,600,000
Secured Debt [Member] | Brickell [Member]
Debt Instrument [Line Items]
Repayments of Debt							3,300,000
Proceeds from debt				0	$ 4,000,000	$ 18,000,000
Fair value of payment obligation					2,500,000	$ 2,500,000
Excess of fair value					800,000
Note Payable To A Related Party [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt				900,000			$ 900,000
Interest expense				$ 40,000	60,000
Note Payable To A Related Party [Member] | Secured Debt [Member] | Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Interest rate				12.00%			12.00%
Debt payment per month				$ 200,000
Debt, first payment date				Nov. 01, 2018
Installment payment				$ 100,000			$ 100,000
Repayments of Debt				1,200,000	100,000
Default interest				$ 20,000			$ 20,000
Transfer of capital stock				50.00%
Note Payable To A Related Party, Amendment A [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Interest rate				8.00%			8.00%
Debt payment per month				$ 48,500
Debt, first payment date				Oct. 31, 2018
Maturity date				Mar. 31, 2020
Note Payable To A Related Party, Amendment B [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Interest rate				4.00%			4.00%
Maturity date				Apr. 30, 2022
Note Payable To A Related Party, Amendment C [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt payment per month				$ 10,000
Balloon payment date				Apr. 01, 2022
Promissory Notes [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Interest rate				18.00%			18.00%
Proceeds from debt		$ 230,000
Interest expense				$ 30,000
Promissory Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate				7.50%			7.50%
Proceeds from debt				$ 2,400,000	1,300,000
Beneficial conversion feature				600,000	400,000
Interest expense				320,000	50,000
Amortization				100,000	20,000
Contractual interest				$ 220,000	30,000
Amortization period				4 years 1 month 24 days
Outstanding principal converted				$ 100,000	$ 100,000
Shares issued | shares				250,000	250,000
Conversion price | $ / shares				$ 0.40	$ 0.40	$ 0.40	$ 0.40
Aggregate common stock | item				20,800,000
Contingent obligation, term				5 years
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Measurement input | item				0.25			0.25
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Measurement input | item				0.20			0.20
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Measurement input | item				0.15			0.15
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Measurement input | item				0.10			0.10
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Default Rate [Member]
Debt Instrument [Line Items]
Measurement input | item				0.12			0.12
Promissory Notes [Member] | Convertible Debt [Member] | Related Parties [Member]
Debt Instrument [Line Items]
Debt									$ 400,000
Conversion price | $ / shares									$ 0.40
Modifed Promissory Notes [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Interest rate				20.00%			20.00%
Maturity date				Dec. 31, 2019
Other Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate				8.00%			8.00%
Probability-Eeighted Income Approach [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Fair value of note payable				$ 26,700,000	$ 25,600,000	$ 25,600,000	$ 26,700,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Proceeds from debt	$ 600,000
Upfront payment	$ 1,000,000
Termination payment								$ 5,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Proceeds from debt	$ 500,000
Conversion price | $ / shares	$ 0.13
Contingent obligation, term	5 years
Subsequent Event [Member] | Note Payable To A Related Party [Member] | Secured Debt [Member] | Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 1,200,000
Subsequent Event [Member] | Modifed Promissory Notes [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Shares issued | shares			1,740,426
Minimum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment				55.00%
Maximum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment				100.00%